Property, Plant and Equipment, Net (Details) - Schedule of property plant and equipment, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cost:
Beginning balance	$ 9,566	$ 5,256
Additions	12,297	4,310
Ending Balance	21,863	9,566
Accumulated depreciation:
Beginning balance	3,268	2,945
Depreciation	357	323
Ending Balance	3,625	3,268
Property and equipment, net	18,238	6,298
Machinery [Member]
Cost:
Beginning balance	3,366	3,154
Additions	179	212
Ending Balance	3,545	3,366
Accumulated depreciation:
Beginning balance	1,936	1,753
Depreciation	206	183
Ending Balance	2,142	1,936
Property and equipment, net	1,403	1,430
Office furniture and equipment [Member]
Cost:
Beginning balance	580	535
Additions	47	45
Ending Balance	627	580
Accumulated depreciation:
Beginning balance	421	345
Depreciation	71	76
Ending Balance	492	421
Property and equipment, net	135	159
Leasehold improvements [Member]
Cost:
Beginning balance	1,191	1,099
Additions	351	92
Ending Balance	1,542	1,191
Accumulated depreciation:
Beginning balance	911	847
Depreciation	80	64
Ending Balance	991	911
Property and equipment, net	551	280
Project in process [Member]
Cost:
Beginning balance	4,429	468
Additions	11,720	3,961
Ending Balance	16,149	4,429
Accumulated depreciation:
Beginning balance
Depreciation
Ending Balance
Property and equipment, net	$ 16,149	$ 4,429